Provisions and other non-financial liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions			$ 106,197		$ 110,565
Non-current provisions			31,822		34,690
Provisions			138,019		145,255
Provision for legal complaints [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	[1]		11,862		13,472
Non-current provisions	[1]		3,000		1,452
Provisions	[1]		14,862		14,924
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	[2]		0		0
Non-current provisions	[2]		28,822		33,238
Provisions	[2]		28,822		33,238
Other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions		$ 97,093	94,335	[3]	97,093	[3]
Non-current provisions	[3]		0		0
Provisions	[3]		$ 94,335		$ 97,093

[1]	These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed. These provisions are mainly related to litigation involving the subsidiaries located in Chile, Brazil and the United States (see note 21.1).
[2]	The provisions related to commitments with Sernageomin have been incorporated through the issuance of a guarantee for the restoration of the place where the production sites are located.
[3]	See Note 18.2